Document and Entity Information	Mar. 24, 2022
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001445283
Document Type	8-K
Document Period End Date	Mar. 24, 2022
Entity Registrant Name	YUMANITY THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37695
Entity Tax Identification Number	20-8436652
Entity Address, Address Line One	40 Guest Street
Entity Address, Address Line Two	Suite 4410
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02135
City Area Code	617
Local Phone Number	409-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	YMTX
Entity Emerging Growth Company	false